Fair values of financial assets and liabilities - Schedule of Level 3 Derivative Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative assets £m
At 1 January, derivative assets	£ 3,165
At 31 December, derivative assets	4,235	£ 3,165
Derivative Liability [Abstract]
At 1 January, derivative liabilities	(4,307)
At 31 December, derivative liabilities	(5,787)	(4,307)
Level 3 £m
Derivative assets £m
At 1 January, derivative assets	0
Gains (losses) recognised in the income statement within other income	(3)	1
At 31 December, derivative assets	0	0
Derivative Liability [Abstract]
At 1 January, derivative liabilities	(139)
At 31 December, derivative liabilities	(143)	(139)
Derivative assets £m | Level 3 £m
Derivative assets £m
At 1 January, derivative assets	0	0
Gains (losses) recognised in the income statement within other income	0	0
Redemptions	0	0
At 31 December, derivative assets	0	0
Derivative assets £m | Level 3 £m | Other £m
Derivative assets £m
Gains (losses) recognised in the income statement within other income	0	0
Derivative liabilities £m | Level 3 £m
Derivative Liability [Abstract]
At 1 January, derivative liabilities	(139)	(163)
(Losses) gains recognised in the income statement within other income	(24)	3
Redemptions	20	21
At 31 December, derivative liabilities	(143)	(139)
Derivative liabilities £m | Level 3 £m | Other £m
Derivative Liability [Abstract]
(Losses) gains recognised in the income statement within other income	£ (24)	£ 2